Operating Expense - Summary of Operating Expenses and Other Operating Income (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	€ (25,630)	€ (17,599)
General and administrative expenses	(9,105)	(8,229)
Marketing and market access expenses	(520)	(460)
Reorganization And Restructuring Expenses	(633)	(179)
Other operating income (expense)	(52)	(423)
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	34,673	26,532
Current provisions	56		€ 61
Raw materials & consumables used
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(1,040)	(1,052)
General and administrative expenses	(162)	(133)
Marketing and market access expenses	(2)	(2)
Reorganization And Restructuring Expenses	0	0
Other operating income (expense)	0	0
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	(1,204)	(1,187)
Contracted research & development activities conducted by third parties
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(14,367)	(8,538)
General and administrative expenses	(96)	(38)
Marketing and market access expenses	(1)	0
Reorganization And Restructuring Expenses	0	0
Other operating income (expense)	0	0
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	(14,464)	(8,576)
Employee expenses
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(6,299)	(4,889)
General and administrative expenses	(3,919)	(3,230)
Marketing and market access expenses	(275)	(272)
Reorganization And Restructuring Expenses	0	0
Other operating income (expense)	0	0
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	(10,492)	(8,391)
Other expenses (maintenance, fees, travel, taxes)
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(3,251)	(2,408)
General and administrative expenses	(4,645)	(4,580)
Marketing and market access expenses	(236)	(182)
Reorganization And Restructuring Expenses	0	(1)
Other operating income (expense)	75	422
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	(8,207)	(7,594)
Depreciation, amortization & impairment charges
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	(705)	(712)
General and administrative expenses	(283)	(248)
Marketing and market access expenses	(6)	(3)
Reorganization And Restructuring Expenses	633	180
Other operating income (expense)	(3)	0
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	(358)	(783)
Gain / (loss) on disposal of property, plant & equipment
Disclosure Of Operating Expenses And Other Operating Income Expenses [Line Items]
Research and development expenses	33	0
General and administrative expenses	0	0
Marketing and market access expenses	0	0
Reorganization And Restructuring Expenses	0	0
Other operating income (expense)	(20)	1
Research And Development Expense General And Administrative Expense Marketing And Market Access Expense And Other Operating Income And Expense	€ 52	€ (1)